Long-term debt	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Long-term debt
10.	Long-term debt

As at December 31	2017	2016
Crown Capital Fund IV LP term loan	$-	$54,808,473
Knight Therapeutics Inc. loan	-	12,721,292
Dena Bank loan	-	918,567
Manitoba Industrial Opportunities Program loan	-	2,615,844
	$-	$71,064,176
Less: Current portion of long-term debt	-	(2,883,752)
	$-	$68,180,424

Changes long-term debt during the year ended December 31, 2017 are as follows:

Long-term debt balance at December 31, 2016	$71,064,176
Long-term debt reclassified to discontinued operations (note 5)	(13,639,859)
Principal repayments of long-term debt	(62,638,889)
Deferred debt expense recorded in finance expense	5,214,572
$-

(a)	Crown Capital Fund IV LP Term Loan (“Crown Loan”)

On November 17, 2016, in connection with the Company’s acquisition of the controlling ownership in Apicore, described in note 4, the Company received a term loan from Crown Capital Fund IV LP (“Crown”) for $60,000,000 of which $30,000,000 was syndicated to the Ontario Pension Board (“OPB”) a limited partner in Crown’s funds. Under the terms of the loan agreement, the Crown Loan bore interest at a fixed rate of 9.5% per annum, compounded monthly and payable on an interest only basis, maturing in 48 months, and was repayable in full upon maturity.

The Company granted 450,000 warrants to each of Crown and OPB. Each warrant entitles the holder to purchase one Medicure common share at an exercise price of $6.50 for a period of four years. The Company presents and discloses its financial instruments in accordance with the substance of its contractual arrangement. Accordingly, the Company recorded a liability of $58,200,000, net of a three percent cash fee of $1,800,000, less related debt issuance costs of $3,538,648. The liability component was accreted using the effective interest rate method, and during the year ended December 31, 2017, the Company recorded accretion of $399,226 (2016 – $36,884), non-cash interest expense related to financing costs of $779,662 (2016 – $110,237) and interest expense of $5,012,877 (2016 – $702,574), respectively on the Crown Loan. The fair value assigned to the warrants issued of $2,065,500 has been separated from the fair value of the liability and is included in shareholders’ equity, net of its pro rata share of financing costs of $116,695.

The effective interest rate on the Crown Loan for the year ended December 31, 2017 was 12% (2016 – 12%).

On November 17, 2017, the Company repaid the Crown Loan in full, including a 4% prepayment penalty totaling $2,400,000 from funds on hand from the proceeds on the sale of Apicore (note 5). This resulted in a write-off of the unamortized cash fee and debt issuance costs of $1,363,890 and $2,648,749, respectively, which were recorded within net income from discontinued operations.

(b)	Knight Therapeutics Inc. Loan (“Knight Loan”)

On January 6, 2017, the interest and principal outstanding on the Knight Loan were repaid in full from the remaining funds provided under the Crown Loan, which was recorded on the consolidated statement of financial position as at December 31, 2016 as cash held in escrow.

(c)	Dena Bank Loan (“Dena Loan”)

The Company, through the acquisition of a subsidiary as described in note 4 has a debt agreement with Dena Bank. The Dena Loan bears interest at London Interbank Offered Rate (“LIBOR”) plus 4%, with equal monthly payments of principal and interest, maturing June 30, 2020. The Dena Loan is secured by the land, building, and machinery of a subsidiary, a pledge of 778,440 equity shares of Apicore LLC with a value each of U.S.$0.15, and a guarantee by directors of Apicore LLC.

As at December 31, 2017, the Dena Loan is included within liabilities held for sale (note 5) on the consolidated statement of financial position. The effective rate of the Dena Loan for the year ended December 31, 2017 was 9% (2016 – 9%). Subsequent to December 31, 2017, the Company was discharged from the Dena Loan upon the sale of the Apicore India business (note 5).

(d)	Manitoba Industrial Opportunities Program Loan (“MIOP Loan”)

On July 18, 2011, the Company borrowed $5,000,000 from the Government of Manitoba (Manitoba Development Corporation), under the Manitoba Industrial Opportunities Program ("MIOP"), to assist in the settlement of its then existing long-term debt. The loan bore interest annually at 5.25% and originally matured on July 1, 2016. The loan was payable interest only for the first 24 months, with blended principal and interest payments made monthly thereafter until maturity. Effective August 1, 2013, the Company renegotiated the terms of the MIOP Loan and received an additional two-year deferral of principal repayments. Under the renegotiated terms, the MIOP Loan continued to be interest only until August 1, 2015, at which point blended principal and interest payments began. The MIOP Loan was to mature on July 1, 2018 and was secured by the Company's assets and guaranteed by the Chief Executive Officer of the Company and entities controlled by the Chief Executive Officer. The Company issued 1,333,333 common shares of the Company with a fair value of $371,834, net of share issue costs of $28,166, in consideration for the guarantee to the Company's Chief Executive Officer and entities controlled by the Chief Executive Officer. In connection with the guarantee, the Company entered into an indemnification agreement with the Chief Executive Officer under which the Company shall pay the Guarantor on demand all amounts paid by the Guarantor pursuant to the guarantee. In addition, under the indemnity agreement, the Company agreed to provide certain compensation upon a change in control of the Company. The Company relied on the financial hardship exemption from the minority approval requirement of Multilateral Instrument ("MI") 61-101. Specifically, pursuant to MI 61-101, minority approval is not required for a related party transaction in the event of financial hardship in specified circumstances.

The Company was required to maintain certain non-financial covenants under the terms of the MIOP Loan. In connection with the business combination described in note 4, the Company did not obtain required approvals from MIOP prior to completing the transactions due to the timing of the closing of the transactions. The Company subsequently received a waiver from MIOP waiving any right to call the loan resulting from the December 1, 2016 transaction, however required approvals were not obtained pertaining to subsequent acquisitions of additional Apicore shares occurring in 2017.

The effective interest rate on the MIOP Loan for the year ended December 31, 2017 was 7% (2016 – 7%; 2015 – 7%).

On November 6, 2017, the Company repaid the MIOP Loan in full from funds on hand from the proceeds on the sale of Apicore (Note 5). This resulted in a write-off of the unamortized debt issuance costs of $4,627 which were recorded within finance expense.